Properties (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Properties including finance leases
The following table provides the breakdown of Properties as at December 31, 2021 and 2020:

	December 31, 2021				December 31, 2020
In millions	Depreciation rate	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Properties including finance leases
Track and roadway (1) (2)	2%	$41,262	$9,148	$32,114	$39,805	$8,717	$31,088
Rolling stock	4%	7,767	3,062	4,705	7,665	2,986	4,679
Buildings	2%	2,043	695	1,348	2,047	727	1,320
Information technology (3)	10%	2,412	959	1,453	2,218	833	1,385
Other	5%	2,787	1,229	1,558	2,777	1,180	1,597
Total properties including finance leases (4)		$56,271	$15,093	$41,178	$54,512	$14,443	$40,069

Finance leases included in properties

Finance leases included in properties
Track and roadway (5)	$406	$94	$312	$406	$90	$316
Rolling stock	11	1	10	61	3	58
Buildings	27	10	17	27	10	17
Other	94	25	69	107	21	86
Total finance leases included in properties	$538	$130	$408	$601	$124	$477
(1)    As at December 31, 2021, includes land of $2,308 million (2020 - $2,316 million).
(2) In 2021, the Company made an adjustment of $33 million for assets held for sale (2020 - $576 million). See Note 5 – Assets held for sale for additional information.
(3)    In 2021, the Company capitalized costs for internally developed software and related licenses of $191 million (2020 - $205 million).
(4)    In 2021, property additions, net of finance leases, were $2,891 million (2020 - $2,863 million), of which $1,580 million (2020 - $1,427 million) related to track and railway infrastructure maintenance, including the replacement of rail, ties, bridge improvements, and other general track maintenance.
(5)    As at December 31, 2021, includes right-of-way access of $106 million (2020 - $106 million).